Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001
Preferred Stock, Shares Authorized	10,000,000		10,000,000
Preferred Stock, Shares Issued	376,501		0
Preferred Stock, Shares Outstanding	376,501	319,659	0
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001
Common Stock, Shares Authorized	600,000,000		600,000,000
Common Stock, Shares, Issued	1,597,370		910,100
Common Stock, Shares, Outstanding	1,597,370		910,100